Note 5 Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2014
Notes
Note 5 Cash and Cash Equivalents

NOTE 5 CASH AND CASH EQUIVALENTS

As of June 30, 2014, total cash balances amounted to $370,465. Of this amount, $83,745 USD is held in a bank account denominated in Canadian dollars. Because the reporting company reports all balances in USD, transactions over the course of the period which were denominated in Canadian dollars were adjusted as of June 30 to reflect their value in USD. The effect of this is a foreign currency translation adjustment of $35,062 on the Statement of Operations.